Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Lease Cost and Other Information

	As at December 31,
U.S.$ millions	2024	2023
Operating lease ROU assets [1]	22	10

Operating lease liabilities - current [2]	—	4
Operating lease liabilities - long-term [2]	22	6
Total operating lease liabilities	22	10

Weighted average remaining lease term (years)	9.1	4.8
Weighted average discount rate	4.8%	4.7%
1.Reported in plant, property and equipment in the consolidated balance sheets.
2.Current operating lease liabilities and long-term operating lease liabilities are reported in accounts payable and other and other long-term liabilities, respectively, in the consolidated balance sheets. The December 31, 2024 current lease liabilities is made up of a $7 million current lease obligation offset by a $7 million lease incentive to be received in 2025.
Maturities of Operating Lease Liabilities
Future lease operating lease payments are as follows:

U.S.$ millions	Payments
2025 [1]	(2)
2026	4
2027	4
2028	4
2029	4
Thereafter	16
Total undiscounted lease payments	30
Less: imputed interest	(8)
Total operating lease liability	22